Financial assets and liabilities - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.875%	7.875%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | U.S. dollar
Financial assets and liabilities
Effective interest rate	7.49%	7.49%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.375%	7.375%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Euro
Financial assets and liabilities
Effective interest rate	7.03%	7.03%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate	2.75%	2.75%
2.750% Senior Secured Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	2.92%	2.92%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.625%	4.625%
4.625% Senior Secured Notes due 2023 | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.16%	5.16%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.125%	4.125%
4.125% Senior Secured Notes due 2023 | Euro
Financial assets and liabilities
Effective interest rate	4.63%	4.63%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate	4.25%	4.25%
4.250% Senior Secured Notes due 2022 | U.S. dollar
Financial assets and liabilities
Effective interest rate	4.51%	4.51%
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate	4.75%	4.75%
4.750% Senior Notes due 2027 | British pounds
Financial assets and liabilities
Effective interest rate	4.99%	4.99%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate	6.00%	6.00%
6.000% Senior Notes due 2025 | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.14%	6.14%
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	7.25%	7.25%
7.250% Senior Notes due 2024 | U.S. dollar
Financial assets and liabilities
Effective interest rate	7.72%	7.72%
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	6.75%	6.75%
6.750% Senior Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	7.00%	7.00%
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate		6.00%	6.00%
6.000% Senior Notes due 2021 | U.S. dollar
Financial assets and liabilities
Effective interest rate		6.38%
Finance Lease Obligations | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.45%